Authorization of the consolidated financial statements	12 Months Ended
Jun. 30, 2025
Authorization of the Consolidated Financial Statements [Abstract]
Authorization of the consolidated financial statements	Authorization of the consolidated financial statements The consolidated financial statements were authorized for issuance by the Board of Directors on September 17, 2025.